SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Current	$ 85,600	$ 350,000	$ 1,100,000	$ 988,347
Deferred
Total income tax expense	$ 85,600	$ 350,000	$ 1,100,000	$ 988,347